UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
 (Registrant's telephone number, including area code)

Date of fiscal year end: October 31, 2021

Date of reporting period: April 30, 2021

Item 1. Reports to Stockholders.

(a)

SEMI-ANNUAL REPORT

April 30, 2021

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-688-8775

Fort Pitt Capital Total Return Fund

Dear Fellow Shareholders,

As of April 30, 2021, the net asset value (“NAV”) of the Fort Pitt Capital Total Return Fund (the “Fund”) was $32.10 per share.  Total return (including a $0.25691 per share dividend) for the semi-annual fiscal period ended April 30, 2021 was 29.22%.  This compares with a total return of 31.09% for the unmanaged Wilshire 5000 Total Market IndexSM (“Wilshire 5000”) and 28.85% for the S&P 500® Index (“S&P 500”) for the same period.

Fund performance generally paced the major domestic indexes in the first half of fiscal 2021, as a rapidly recovering U.S. economy and a whiff of inflation drove outperformance by financial and cyclical names. This occurred as record spending and money creation by governments and central banks worldwide buffered economic fallout from COVID related shutdowns. Rollout of a vaccine in record time also catalyzed renewed U.S. economic growth in the final months of calendar 2020. The yield curve steepened markedly during the period, putting a bid under nearly everything financial. Five of the ten best performing names in the portfolio were banks, brokers or levered private equity firms, including Blackstone Group, Inc., Charles Schwab Corp., Synchrony Financial, PNC Financial Services Group, Inc., and Bank of New York Mellon Corp.

Laggards (such as there were) included medical device and consumer product makers – basically anything seen as “defensive” in a rocketing economy. Kimberly-Clark Corp., Verizon Communications, Inc., and Thermo-Fisher Scientific, Inc., were the three worst performers for the six months, with Thermo-Fisher having the distinction of being the only name in the portfolio that actually declined in value for the period – albeit less than one percent. RPM International, Inc. and Xilinx, Inc. rounded out the list of the five worst performers. Xilinx announced it would be acquired by Advanced Micro Devices, Inc. on October 27th of 2020, just before the end of the previous fiscal year, and the shares had run up about 25% ahead of that announcement. RPM shares advanced more than 12% for the period, but in a world where many stocks doubled, even a double-digit return in six months couldn’t cut it.

The Fund’s total return for the one-year period ended April 30, 2021 was 43.67%, compared to 51.85% for the Wilshire 5000 and 45.98% for the S&P 500.  The Fund’s annualized total return for the three-year period ended April 30, 2021, was 13.20%, compared to 19.02% for the Wilshire 5000 and 18.67% for the S&P 500.  Over the five-year period ended April 30, 2021, the Fund’s annualized total return was 15.17%, while the Wilshire 5000’s annualized return was 17.75% and the S&P 500’s annualized return was 17.42%.  Over the ten-year period ended April 30, 2021, the Fund’s annualized total return was 11.66%, while the Wilshire 5000’s annualized return was 13.96% and the S&P 500’s annualized return was 14.17%.  Since inception on December 31, 2001 through April 30, 2021, the Fund has produced a total return of 9.22% annualized (450.19% cumulative), compared to 9.60% annualized (488.57% cumulative) for the Wilshire 5000 and 9.08% annualized (436.03% cumulative) for the S&P 500.  The total annual gross operating expense ratio for the Fund is 1.15%, as of the Fund’s most recently filed Prospectus.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-866-688-8775. Performance data quoted does not reflect any redemption fees for shares purchased prior to the elimination of the Fund’s short-term redemption fees.  If reflected, total returns would be reduced. Performance figures reflect fee waivers in effect.  In the absence of waivers, total returns would be lower.

Fort Pitt Capital Total Return Fund

A year ago, we said we believed most of the economic “issues” related to COVID-19 shutdowns would be in the rear-view mirror by the end of 2020. While full reopening of some schools, entertainment and travel venues has taken a bit longer, markets have been anticipating a vigorous recovery since last Thanksgiving, when the vaccine rollout began. We also said one key for the relative performance of our portfolio would be the degree to which the recovery generated not only robust economic growth, but an inflationary impulse as well. For now, at least, that impulse has arrived. The U.S. Consumer Price Index increased 4.2 percent over the 12 months from April 2020 to April 2021, the largest increase over a 12-month period since September 2008.

Inflation is back, and this spike (temporary or not) drove the outperformance of cyclical and “value” oriented stocks since last fall. The Russell 1000 Value Index increased 36.13% between October 30, 2020 and April 30, 2021. The Russell 1000 Growth Index increased 21.30% over the same period. Value has returned to the front in the performance derby, largely because of a looming economic boom, but also because investors fear the negative effects on price/earnings ratios of sustained inflation.

If it lasts, inflation can have severely corrosive effects on stock valuations. Anyone who survived the 1973-74 U.S. stock bear market knows this. Lyndon Johnson’s Great Society and Richard Nixon’s exit from the gold standard provided a one-two punch to investors in the late 1960s and early 1970s, resulting in a fierce wave of inflation that knocked the price/earnings ratio of the S&P 500 from 18 in December of 1972 down to just 8 a year and a half later. This resulted in a 42% decline in the popular index. The question no one can yet answer is whether the recent rise in inflation will be sustained. If it is sustained, financial markets are not likely to be happy about it.

Thank you for your continued support of our Fund.

Charlie Smith
Portfolio Manager

Mutual fund investing involves risk; principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Small and medium-capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

The opinions expressed are those of Charles A. Smith through the end of the period for this report, are subject to change, and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Diversification does not assure a profit nor protect against loss in a declining market.

The contributors/detractors listed above do not represent all securities purchased or sold during the period. To obtain a list showing the contribution of each holding to overall performance and the calculation methodology, please call 412-921-1822.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Wilshire 5000 Total Market IndexSM is a capitalization weighted index of all U.S. headquartered companies which provides the broadest measure of U.S. stock market performance.

Fort Pitt Capital Total Return Fund

The Russell 1000® Index represents the top 1000 companies by market capitalization in the U.S. The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe.

It is not possible to invest directly in an index.

The P/E ratio is the current stock price of a company divided by its earnings per share. Theoretically, a stock’s P/E tells us how much investors are willing to pay per dollar of earnings. A higher P/E ratio indicates that investors expect higher earnings. However, a stock with a high P/E ratio is not necessarily a better investment than one with a lower P/E ratio, as a high P/E ratio can indicate that the stock is being overvalued.

This information is intended for the shareholders of the Fund and is not for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

For a complete list of Fund holdings, please refer to the schedule of investments section of this report.

Fort Pitt Capital Group, LLC is the Advisor to the Fort Pitt Capital Total Return Fund, which is distributed by Quasar Distributors, LLC.

Fort Pitt Capital Total Return Fund

ALLOCATION OF PORTFOLIO INVESTMENTS
at April 30, 2021 (Unaudited)

Percentages represent market value as a percentage of total investments.

EXPENSE EXAMPLE
at April 30, 2021 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/20 – 4/30/21).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fort Pitt Capital Total Return Fund

EXPENSE EXAMPLE (Continued)
at April 30, 2021 (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/20	4/30/21	11/1/20 – 4/30/21
Actual	$1,000.00	$1,292.20	$6.14
Hypothetical	$1,000.00	$1,019.44	$5.41
(5% return before expenses)

*
Expenses are equal to the Fund’s annualized expense ratio of 1.08%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS
at April 30, 2021 (Unaudited)

COMMON STOCKS – 96.91%	Shares	Value
Apparel Manufacturing – 3.26%
VF Corp.	31,600	$2,770,056

Broadcasting (except Internet) – 2.65%
Walt Disney Co.*	12,100	2,250,842

Chemical Manufacturing – 11.34%
Abbott Laboratories	35,000	4,202,800
RPM International, Inc.	30,450	2,887,878
Westlake Chemical Corp.	27,000	2,535,030
		9,625,708
Computer and Electronic Product Manufacturing – 18.10%
Ciena Corp.*	54,994	2,775,547
Intel Corp.	49,100	2,824,723
Texas Instruments, Inc.	23,000	4,151,730
Thermo Fisher Scientific, Inc.	3,900	1,833,897
Xilinx, Inc.	29,550	3,781,218
		15,367,115
Credit Intermediation and Related Activities – 10.25%
Bank of New York Mellon Corp.	52,100	2,598,748
PNC Financial Services Group, Inc.	20,500	3,832,475
Synchrony Financial	52,000	2,274,480
		8,705,703
Fabricated Metal Product Manufacturing – 4.79%
Parker-Hannifin Corp.	12,950	4,063,839

General Merchandise Stores – 2.12%
Target Corp.	8,700	1,803,162

Insurance Carriers and Related Activities – 7.51%
Arthur J. Gallagher & Co.	30,000	4,348,500
Loews Corp.	36,350	2,026,513
		6,375,013
Machinery Manufacturing – 3.41%
II-VI, Inc.*	43,150	2,897,091

Miscellaneous Manufacturing – 9.14%
Medtronic PLC#	26,900	3,521,748
Rockwell Automation, Inc.	16,050	4,241,373
		7,763,121

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)
at April 30, 2021 (Unaudited)

COMMON STOCKS – 96.91% (Continued)	Shares	Value
Paper Manufacturing – 3.10%
Kimberly-Clark Corp.	19,750	$2,633,070

Publishing Industries (except Internet) – 5.49%
Microsoft Corp.	18,500	4,665,330

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 5.42%
BlackStone Group, Inc. – Class A	10,319	913,128
Charles Schwab Corp.	52,400	3,688,960
		4,602,088
Telecommunications – 5.52%
AT&T, Inc.	66,800	2,098,188
Verizon Communications, Inc.	44,800	2,588,992
		4,687,180
Transportation Equipment Manufacturing – 4.81%
Honeywell International, Inc.	18,300	4,081,632
TOTAL COMMON STOCKS
(Cost $32,672,419)		82,290,950

REITs: 1.23%
Real Estate: 1.23%
Digital Realty Trust, Inc.	6,744	1,040,667
TOTAL REITs
(Cost $882,089)		1,040,667

MONEY MARKET FUND – 1.78%
Money Market Fund – 1.78%
Invesco STIT-Government & Agency Portfolio –
Institutional Class, 0.03%†	1,508,246	1,508,246
TOTAL MONEY MARKET FUND
(Cost $1,508,246)		1,508,246

Total Investments
(Cost $35,062,754) – 99.92%		84,839,863
Other Assets in Excess of Liabilities – 0.08%		61,853
NET ASSETS – 100.00%		$84,901,716

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
†	Rate shown is the 7-day annualized yield at April 30, 2021.
REIT – Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENT OF ASSETS AND LIABILITIES
at April 30, 2021 (Unaudited)

ASSETS
Investments, at market value (cost $35,062,754)	$84,839,863
Receivables:
Dividends and interest	161,726
Investments sold	15,554
Prepaid expenses	12,754
Total assets	85,029,897

LIABILITIES
Due to advisor	46,077
Administration and fund accounting fees	14,885
Audit fees	31,414
Transfer agent fees and expenses	13,225
Custody fees	2,083
Shareholder reporting fees	15,918
Chief Compliance Officer fee	2,438
Trustee fees and expenses	627
Accrued expenses	1,514
Total liabilities	128,181

NET ASSETS	$84,901,716

COMPONENTS OF NET ASSETS
Paid-in capital	$32,502,244
Total distributable earnings	52,399,472
Total net assets	$84,901,716
Shares outstanding
(unlimited number of shares authorized, par value $0.01)	2,645,204
Net Asset Value, Redemption Price and Offering Price Per Share	$32.10

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENT OF OPERATIONS
For the six months ended April 30, 2021 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$702,242
Interest	237
Total investment income	702,479
Expenses
Advisory fees (Note 4)	336,689
Administration and fund accounting fees (Note 4)	50,447
Transfer agent fees and expenses (Note 4)	32,977
Registration fees	11,005
Audit fees	10,414
Custody fees (Note 4)	8,030
Shareholder reporting	7,518
Trustee fees and expenses	7,492
Chief Compliance Officer fees (Note 4)	7,438
Legal fees	3,982
Miscellaneous expense	3,044
Insurance expense	1,424
Total expenses before fee waiver	480,460
Less: fee waiver by Advisor (Note 4)	(47,273)
Net expenses	433,187
Net investment income	269,292

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain/(loss) on investments	2,551,534
Change in unrealized appreciation/(depreciation) on investments	17,142,856
Net realized and unrealized gain on investments	19,694,390
Net increase/(decrease) in net assets resulting from operations	$19,963,682

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2021	Year Ended
	(Unaudited)	October 31, 2020
OPERATIONS
Net investment income	$269,292	$757,267
Capital gain distributions from
regulated investment companies	—	3
Net realized gain/(loss) on investments	2,551,534	(175,291)
Change in unrealized appreciation/
(depreciation) on investments	17,142,856	(1,198,992)
Net increase/(decrease) in net assets
resulting from operations	19,963,682	(617,013)

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(703,713)	(5,909,835)
Total distributions	(703,713)	(5,909,835)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,473,306	3,838,980
Proceeds from shares issued in reinvestment of dividends	702,277	5,899,525
Cost of shares redeemed+	(5,920,336)	(7,431,862)
Net increase/(decrease) in net assets
resulting from capital share transactions	(3,744,753)	2,306,643
Total increase/(decrease) in net assets	15,515,216	(4,220,205)

NET ASSETS
Beginning of period	69,386,500	73,606,705

End of period	$84,901,716	$69,386,500

CHANGES IN SHARES OUTSTANDING
Shares sold	49,523	163,758
Shares issued in reinvestment of dividends	24,084	220,132
Shares redeemed	(197,266)	(306,082)
Net increase/(decrease) in Fund shares outstanding	(123,659)	77,808
Shares outstanding, beginning of period	2,768,863	2,691,055
Shares outstanding, end of period	2,645,204	2,768,863

+	Net of redemption fees of $0 and $1,664, respectively.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	For the Six
	Months Ended
	April 30, 2021	For the Year Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value,
beginning of period	$25.06	$27.35	$25.81	$25.47	$20.73	$20.63
Income from
investment operations:
Net investment income	0.10	0.28	0.29	0.26	0.24	0.18
Net realized and unrealized
gain/(loss) on investments	7.19	(0.34)	2.89	0.65	5.27	0.95
Total from
investment operations	7.29	(0.06)	3.18	0.91	5.51	1.13
Less dividends:
Dividends from net
investment income	(0.25)	(0.28)	(0.26)	(0.24)	(0.20)	(0.17)
Dividends from
net realized gains	—	(1.95)	(1.38)	(0.33)	(0.57)	(0.86)
Total dividends	(0.25)	(2.23)	(1.64)	(0.57)	(0.77)	(1.03)
Redemption fees	—	0.00 #	0.00 #	0.00 #	0.00 #	0.00 #
Net asset value, end of period	$32.10	$25.06	$27.35	$25.81	$25.47	$20.73
Total return[1]	29.22%[2]	-0.76%	13.60%	3.51%	27.18%	5.97%
Supplemental data and ratios:
Net assets, end of period	$84,901,716	$69,386,500	$73,606,705	$66,904,051	$69,737,499	$57,390,842
Ratio of net expenses
to average net assets:
Before fee waivers	1.20%[3]	1.39%	1.38%	1.35%	1.37%	1.41%
After fee waivers	1.08%[3]	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income
to average net assets:
Before fee waivers	0.55%[3]	0.93%	0.96%	0.83%	0.87%	0.71%
After fee waivers	0.67%[3]	1.08%	1.10%	0.94%	1.00%	0.88%
Portfolio turnover rate	1%[2]	8%	13%	4%	5%	5%

#	Amount is less than $0.01 per share.
[1]	Total return reflects reinvested dividends but does not reflect the impact of taxes.
[2]	Not Annualized.
[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS
at April 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

The Fort Pitt Capital Total Return Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Fund began operations on December 31, 2001.

The investment goal of the Fund is to seek to realize a combination of long-term capital appreciation and income that will produce maximum total return. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of domestic (U.S.) companies and fixed income investments.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified with the capital accounts based on their Federal tax treatment.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
REITs: The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital.

G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of April 30, 2021, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Fund’s investments are carried at fair value. Equity securities, including common stocks and real estate investment trusts, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities is not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$19,682,803	$—	$—	$19,682,803
Information	9,014,360	—	—	9,014,360
Manufacturing	45,120,001	—	—	45,120,001
Retail Trade	4,392,154	—	—	4,392,154
Wholesale Trade	4,081,632	—	—	4,081,632
Total Common Stocks	82,290,950	—	—	82,290,950
REITs	1,040,667	—	—	1,040,667
Money Market Fund	1,508,246	—	—	1,508,246
Total Investments	$84,839,863	$—	$—	$84,839,863

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Fort Pitt Capital Group, LLC (the “Advisor”) provides the Fund with investment management services under an investment advisory agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.76%, based upon the average daily net assets of the Fund. Prior to January 1, 2021, the Advisor was entitled to a monthly fee of 1.00%, based upon the average daily net assets of the Fund up to $100 million, 0.90% on assets between $100 million and $1 billion, and 0.80% on assets over $1 billion. For the six months ended April 30, 2021, the Fund incurred $336,689 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to contractually reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, and extraordinary expenses) to 1.00% of average daily net assets. Prior to January 1, 2021, the actual net expenses were contractually limited to 1.24%. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to a Fund’s payment of current ordinary operating expenses. For the six months ended April 30, 2021, the Advisor reduced its fees in the amount of $47,273; no amounts were reimbursed to the Advisor. The Advisor may recapture portions of the amounts shown below no later than the corresponding dates:

Date	Amount
10/31/2021	$45,530
10/31/2022	96,142
10/31/2023	106,116
4/30/2024	47,273
$295,061

Fund Services serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the six months ended April 30, 2021, are disclosed in the statement of operations.

The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $7,441 of sub-transfer agent fees during the six months ended April 30, 2021. These fees are included in the transfer agent fees and expenses amount disclosed in the statement of operations.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2021, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $882,090 and $3,248,292, respectively.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended April 30, 2021 and year ended October 31, 2020 was as follows:

	April 30, 2021	October 31, 2020
Ordinary income	$703,713	$745,332
Long-term capital gains	—	5,164,503

As of October 31, 2020, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$36,706,421
Gross tax unrealized appreciation	33,667,547
Gross tax unrealized depreciation	(1,033,295)
Net tax unrealized appreciation (a)	32,634,252
Undistributed ordinary income	680,539
Undistributed long-term capital gain	—
Total distributable earnings	680,539
Other accumulated gains/(losses)	(175,288)
Total accumulated earnings/(losses)	$33,139,503

(a)	The book-basis and tax-basis net unrealized appreciation are the same.

At October 31, 2020, the Fund had long-term capital loss carryforwards of $175,288. These capital losses may be carried forward indefinitely to offset future gains.

NOTE 7 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•	Market and Regulatory Risks: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•
Sector Emphasis Risks: Securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•
Equity Securities Risks: The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. In addition, as noted below, certain sectors of the market may be “out of favor” during a particular time period which can result in volatility in equity price movements. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•
Large Capitalization Company Risks: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Small- and Medium-Capitalization Company Risks: The risks associated with investing in small and medium capitalization companies, which have securities that may trade less frequently and in smaller volumes than securities of larger companies.

•
Interest Rate Risks: The Fund’s investments in fixed income securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•	Credit Risks: An issuer may be unable or unwilling to make timely payments of principal and interest or to otherwise honor its obligations.

•
American Depositary Receipts Risks: Investing in ADRs may involve risks in addition to the risks in domestic investments, including less regulatory oversight and less publicly-available information, less stable governments and economies, and non-uniform accounting, auditing and financial reporting standards.

•
U.S. Government Obligations Risks: U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk. Securities issued by certain U.S. Government agencies and U.S. Government-sponsored enterprises are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. If a government-sponsored entity is unable to meet its obligation, the performance of the Fund may be adversely impacted.

•
REIT Risks: Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

•
Investment Company Risks: When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 8 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2021, Charles Schwab & Co., for the benefit of their customers, owned 68.24% of the outstanding shares of the Fund.

Fort Pitt Capital Total Return Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At meetings held on October 19-20 and December 10-11, 2020, the Board (which is comprised of four persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Fort Pitt Capital Group, LLC (the “Advisor”) on behalf of the Fort Pitt Capital Total Return Fund (the “Fund”).  At both meetings, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Fund, as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, liquidity risk management program, business continuity plan, and risk management process.  Additionally, the Board considered how the Advisor’s business continuity plan has operated during the recent COVID-19 pandemic.  The Board further considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor to discuss the Fund’s performance and investment outlook as well as various marketing and compliance topics.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
THE FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2020, on both an absolute basis and in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, and the Advisor’s similarly managed accounts.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.  When reviewing the Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

Fort Pitt Capital Total Return Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)
(Continued)

The Board noted that the Fund underperformed the peer group median of its Morningstar comparative universe for the one-year, three-year, five-year and ten-year periods ended June 30, 2020. The Board also reviewed the performance of the Fund against broad-based securities market benchmarks, noting that it had underperformed its primary and secondary benchmark indices for the one-, three-, five-, and ten-year periods ended June 30, 2020.

The Board also considered the Advisor’s representation that performance of its separately managed accounts are not considered comparable due to the fact that their equity holdings can vary greatly from the Fund due to individual account inception dates and securities that were deemed to be valuable long-term investments at the time of those initial investments, which can lead to performance dispersion.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total expenses of the Fund, the Board reviewed comparisons to the peer funds and the Advisor’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements for the Fund.  When reviewing fees charged to other separately managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that the Advisor had contractually agreed to limit the annual expense ratio for the Fund to no more than 1.24% (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was above its peer group median and average. Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratio was above the peer group median and average. The Board considered that the contractual advisory fee was above the peer group median and average of its Morningstar peer group and also above the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes. The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the advisory fees received from the Fund were above the peer group median and average as of the year ended June 30, 2020.  The Board further considered that the Advisor had agreed, effective January 1, 2021, to reduce its contractual advisory fee to 0.76% of the Fund’s average daily net assets and to reduce the Expense Cap to 1.00%.

The Board also considered the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were equal to or higher than the fees charged to the separately managed accounts, depending on asset levels, but that with the advisory fee reduction, the management fees charged to the Fund will be lower than those charged to separately managed accounts at lower asset levels.

Additionally, the Board considered that currently the shareholders of the Fund are primarily friends and family of the Advisor or clients with separately managed accounts.  The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Fund and concluded that, at this time, the fee to be paid to the Advisor was fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  The Board further noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the

Fort Pitt Capital Total Return Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)
(Continued)

Fund does not exceed the specified Expense Cap.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continue to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund.  The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional material benefits derived by the Advisor from its relationship with the Fund.  The Board also considered that the Fund does not charge Rule 12b-1 fees, shareholder servicing plan fees or receive “soft dollar” benefits in exchange for Fund brokerage.  The Board noted the Advisor stated there may be unquantifiable indirect benefits by the nature of market perception of scale in the management of the Fund.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Fund and determined that the Advisor was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate resources and profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Fund, but rather the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Advisor, including the advisory fees, was fair and reasonable to the Fund.  The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Fund would be in the best interest of the Fund and its shareholders.

Fort Pitt Capital Total Return Fund

HOUSEHOLDING

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Fund’s transfer agent toll free at 1-866-688-8775 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Fort Pitt Capital Total Return Fund

PRIVACY POLICY

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-688-8775

INVESTMENT ADVISOR
Fort Pitt Capital Group, LLC
680 Andersen Drive
Foster Plaza Ten, Suite 350
Pittsburgh, Pennsylvania 15220

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

TRANSFER AGENT
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-866-688-8775

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

LEGAL COUNSEL
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019

This report has been prepared for shareholders and may be
distributed to others only if preceded or accompanied by a current prospectus.

The Fund’s Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-688-8775. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available by calling 1-866-688-8775 and on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. Information included in the Fund’s
Form N-PORT is also available, upon request, by calling 1-866-688-8775.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*     /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date  7/7/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date  7/7/21

By (Signature and Title)*      /s/ Cheryl L. King

 Cheryl L. King, Vice President/Treasurer/Principal Financial Officer

Date  7/7/21

* Print the name and title of each signing officer under his or her signature